Intangible Assets - Changes in Mortgage Servicing Rights (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in mortgage servicing rights
Balance at beginning of period	$ 2,445
Changes in fair value:
Balance at end of period	2,659	$ 2,445
Mortgage servicing rights
Changes in mortgage servicing rights
Balance at beginning of period	2,445	2,482	$ 2,931
Originated mortgage servicing rights	400	866	290
Changes in fair value:
Due to changes in model inputs and assumptions	258	(422)	(434)
Other changes in fair value	(444)	(481)	(305)
Total changes in fair value	(186)	(903)	(739)
Balance at end of period	$ 2,659	$ 2,445	$ 2,482